Warrants	9 Months Ended
Dec. 31, 2023
Warrants [Abstract]
Warrants
17	Warrants

As a result of the Reverse Recapitalization (see Note 3), the Company has retroactively adjusted the Zoomcar, Inc. warrants outstanding to give effect to the Exchange Ratio to determine the number of Company warrants that they were exchanged for.

Warrants to be converted into common stock:

The total outstanding warrants to be converted into common stock was 32,999,472 prior to the consummation of Business Combination by way of a Reverse Recapitalization on December 28, 2023.

The Company’s warrants to purchase common stock were classified as equity on the Condensed Consolidated Balance Sheet. Upon issuance of the warrant, the Company allocated a portion of the proceeds from the sale of its preferred stock to the warrant based on the relative fair values of warrants and preferred stock.

Warrants to be converted into preferred stock:

The total outstanding warrants to be converted into preferred stock was 3,502,040 prior to the consummation of the Business Combination by way of a Reverse Recapitalization on December 28, 2023.

The Company’s warrants to purchase convertible preferred stock were classified as a liability on the Condensed Consolidated Balance Sheets and held at fair value because the warrants are exercisable for contingently redeemable preferred stock, which is classified outside of stockholders’ deficits. The convertible preferred stock warrant liability is subject to remeasurement at the end of each reporting period, and changes in the fair value of the warrant liability are reflected in other income and expense, net in the Company’s Condensed Consolidated Statement of Operations. See Note 32, Fair value measurements.

Refer Note 16 for details on warrants issued along with SSCPN.

17 (a)	Warrants Related to the Reverse Recapitalization Public warrants

Prior to the Reverse Recapitalization, the SPAC issued Public Warrants. The Company’s Public Warrants were classified as equity instruments, in accordance with ASC 815-40. On the Closing Date, there were 11,500,000 Public Warrants issued and outstanding.

Private warrants

The common stock, preferred stock and SSCPN warrants described above have been converted into private warrants of the Company at the Exchange Ratio. Accordingly, the warrants holders received 39,057,679 warrants at the Closing of the Reverse Recapitalization. The Private Warrants are classified as equity instruments, in accordance with ASC 815-40.